Jul. 19, 2022
BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund

July 19, 2022

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

The fund no longer includes BNY Mellon International Small Cap Fund as an underlying fund investment option. Accordingly, all references in the prospectus to BNY Mellon International Small Cap Fund as an underlying fund investment option are removed.